S-K 1602(a)(3) Forepart, Sponsor Compensation	Sep. 30, 2025 USD ($) $ / shares shares
Evolution Sponsor Holdings LLC [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 25,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 0.004
Ashley Zumwalt-Forbes [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares)	296,874
Class B Ordinary Shares [Member] | Evolution Sponsor Holdings LLC [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares)	6,666,667
Over-allotment Option Exercised [Member] | Evolution Sponsor Holdings LLC [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares)	833,334
Founder Shares [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 0.004
Founder Shares [Member] | Stephen Silver [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares)	487,723
Founder Shares [Member] | Matthew Langsford [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares)	127,232
Founder Shares [Member] | Independent Directors [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares)	339,286